Prepaid Expenses, Other Current Assets and Other Noncurrent Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Summary Of Prepaid Expenses And Other Current Assets
Prepaid expenses and other current assets consisted of the following as of (in thousands):

	December 31,
	2023	2022
Payroll tax credit	$755	$948
Prepaid external research and development	1,834	1,329
Research credit receivable	—	116
Prepaid expenses	427	421
Other	83	146

Total prepaid expenses and other current assets	$3,099	$2,960

Summary Of Prepaid Expenses And Other Nonurrent Assets
Other noncurrent assets consisted of the following as of (in thousands):

	December 31,
	2023	2022
Deferred transaction costs	$3,912	$—
Prepaid external research and development—long term	676	—
Other	23	108

Total other noncurrent assets	$4,611	$108